INDEBTEDNESS - Narrative (Details)		3 Months Ended		12 Months Ended
	Aug. 26, 2019	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 23, 2018 USD ($)	Jan. 23, 2018 EUR (€)
Debt Instrument [Line Items]
Pre-payments of term loans				$ 65,900,000		$ 17,100,000	$ 177,900,000
Borrowings under revolving credit facility				$ 414,500,000		$ 417,500,000	490,500,000
Commitment fee rate						0.225%
Quarterly payments, percent of annum				5.00%	5.00%
Debt maturity				5 years	5 years
Amortization expense related to the deferred financing fees				$ 900,000		$ 1,000,000.0	1,100,000
Loss on extinguishment of debt						400,000	$ 1,400,000
Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Commitments				$ 400,000,000.0		$ 400,000,000.0
Amended Credit Agreement
Debt Instrument [Line Items]
Commitments								$ 750,000,000.0
Borrowing capacity available increase								$ 250,000,000.0
Available increase, percent of EBITDA								90.00%	90.00%
Amended Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Commitments								$ 400,000,000.0
Amended Credit Agreement | U.S. term loan
Debt Instrument [Line Items]
Debt face amount								$ 250,000,000.0
Amended Credit Agreement | Multi-currency term loans
Debt Instrument [Line Items]
Debt face amount | €									€ 81,700,000
Credit Agreement | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.50%
Credit Agreement | Eurocurrency Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.00%
Credit Agreement | Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)							5.25%
Borrowings under revolving credit facility							$ 10,000,000.0
Credit Agreement | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				1.65%	1.65%		3.27%
Borrowings under revolving credit facility				$ 61,000,000.0			$ 128,500,000
Credit Agreement | Letter of Credit
Debt Instrument [Line Items]
Weighted average interest rate						1.50%
Amended Credit Agreement
Debt Instrument [Line Items]
Debt issuance costs, line of credit			$ 300,000
Loss on extinguishment of debt			$ 200,000
Amended Credit Agreement | U.S. term loan
Debt Instrument [Line Items]
Pre-payments of term loans		$ 50,000,000.0
Interest rate incurred				1.65%			3.30%
Debt fixed quarterly payments				$ 2,800,000
Amended Credit Agreement | Multi-currency term loans
Debt Instrument [Line Items]
Interest rate incurred				1.50%			1.50%
Debt fixed quarterly payments | €					€ 700,000